Neuberger Berman Alternative and Multi-Asset Class Funds®

Supplement to the Statement of Additional Information dated February 28, 2014

Neuberger Berman Absolute Return Multi-Manager Fund
Class A, Class C, Institutional Class and Class R6

Turner Investments, L.P. no longer acts as a subadviser to the Fund and all references in the statement of additional information to it are hereby deleted in their entirety.

The date of this supplement is April 8, 2014.

Please retain this supplement for future reference.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700
Institutional Services: 800.366.6264
Web site: www.nb.com